EATON VANCE GLOBAL SOVEREIGN OPPORTUNITES FUND

(formerly EATON VANCE GLOBAL BOND FUND)

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE STRATEGIC INCOME FUND

(formerly EATON VANCE SHORT DURATION STRATEGIC INCOME FUND)

(each, a “Fund” and collectively, the “Funds”)

Supplement to Prospectus and Statement of Additional Information dated March 1, 2024

The following changes are effective December 31, 2024:

1.	The following is added under “Management” in “Fund Summaries – Eaton Vance Global Sovereign Opportunities Fund” and “Fund Summaries – Eaton Vance Emerging Markets Local Income Fund”:

Investment Sub-Adviser. Morgan Stanley Investment Management Limited (“MSIM Ltd.”).

2.	The following replaces the section titled “Portfolio Managers” in “Management” in “Fund Summaries – Eaton Vance Global Sovereign Opportunities Fund”:

Patrick Campbell, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since September 2021.

Hussein Khattab, Executive Director of Morgan Stanley and MSIM Ltd., has managed the Fund and the Portfolio since December 31, 2024.

Kyle Lee, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since October 2019.

Brian Shaw, Executive Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since September 2021.

Federico Sequeda, Executive Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since December 31, 2024.

Sahil Tandon, Managing Director of Morgan Stanley and MSIM Ltd., has managed the Fund and the Portfolio since December 31, 2024.

3.	The following replaces the section titled “Portfolio Managers” in “Management” in “Fund Summaries – Eaton Vance Emerging Markets Local Income Fund”:

Patrick Campbell, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since July 2022.

Hussein Khattab, Executive Director of Morgan Stanley and MSIM Ltd., has managed the Fund and the Portfolio since December 31, 2024.

Kyle Lee, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since December 31, 2024.

Brian Shaw, Executive Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

Federico Sequeda, Executive Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since December 31, 2024.

Sahil Tandon, Managing Director of Morgan Stanley and MSIM Ltd., has managed the Fund and the Portfolio since December 31, 2024.

4.	The following replaces the section titled “Portfolio Managers” in “Management” in “Fund Summaries – Eaton Vance Global Macro Absolute Return Fund”:

Patrick Campbell, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

Hussein Khattab, Executive Director of Morgan Stanley and MSIM Ltd., has managed the Fund and the Portfolio since March 2022.

Kyle Lee, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

Brian Shaw, Executive Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since December 31, 2024.

Federico Sequeda, Executive Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

Sahil Tandon, Managing Director of Morgan Stanley and MSIM Ltd., has managed the Fund and the Portfolio since December 31, 2024.

5.	The following replaces the section titled “Portfolio Managers” in “Management” in “Fund Summaries – Eaton Vance Global Macro Absolute Return Advantage Fund”:

Patrick Campbell, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

Hussein Khattab, Executive Director of Morgan Stanley and MSIM Ltd., has managed the Fund and the Portfolio since March 2022.

Kyle Lee, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

Brian Shaw, Executive Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since December 31, 2024.

Federico Sequeda, Executive Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

Sahil Tandon, Managing Director of Morgan Stanley and MSIM Ltd., has managed the Fund and the Portfolio since December 31, 2024.

6.	The following replaces the fifth paragraph under “Management.” in “Management and Organization” in the Prospectus:

Pursuant to investment sub-advisory agreements, each of Eaton Vance and BMR, have, respectively, delegated certain investment management services of Eaton Vance Global Sovereign Opportunities Fund, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Global Macro Absolute Return Fund and Eaton Vance Global Macro Absolute Return Advantage Fund and each such Fund’s corresponding Portfolio, respectively, to Morgan Stanley Investment Management Limited (“MSIM Ltd.”), 25 Cabot Square, Canary Wharf, London E14 4QA, United Kingdom, a registered investment adviser. Each of Eaton Vance and BMR pay MSIM Ltd. a portion of its fee for sub-advisory services provided to the Funds and their corresponding Portfolios.

7.	The following paragraph replaces the sixth paragraph under “Management.” in “Management and Organization” in the Prospectus:

Except as described below, each Fund’s annual shareholder report and N-CSR filing covering the fiscal year ended October 31 provides information regarding the basis for the Trustees’ approval of the Fund’s and its corresponding Portfolio’s investment advisory agreement. The Eaton Vance Global Macro Absolute Return Fund’s and Eaton Vance Global Macro Absolute Return Advantage Fund’s annual shareholder report and Form N-CSR filing covering the fiscal year ended October 31, and the Eaton Vance Global Sovereign Opportunities Fund’s and Eaton Vance Emerging Markets Local Income Fund’s semi-annual shareholder report and Form N-CSRS covering the fiscal period ending April 30, 2025, will provide information regarding the basis for the Trustees’ approval of each Fund’s and its corresponding Portfolio’s sub-advisory agreement.

8.	The following paragraph replaces the last paragraph in the section titled “International Income Portfolio.” in “Management and Organization” in the Prospectus:

The portfolio managers of Sovereign Opportunities Fund and International Portfolio are Patrick Campbell (since September 2021), Hussein Khattab (since December 31, 2024), Kyle Lee (since October 2019), Federico Sequeda (since December 31, 2024), Brian Shaw (since September 2021) and Sahil Tandon (since December 31, 2024). Messrs. Campbell and Lee manage other Eaton Vance funds and portfolios and are Managing Directors of Morgan Stanley and Vice Presidents of Eaton Vance and BMR and have been employees of the Eaton Vance organization for more than five years. Messrs. Shaw and Sequeda co-manage other Eaton Vance funds and portfolios and are Executive Directors of Morgan Stanley and Vice Presidents of Eaton Vance and BMR, and have been employees of the Eaton Vance organization for more than five years. Mr. Khattab co-manages other Eaton Vance funds and portfolios, is an Executive Director of Morgan Stanley and MSIM Ltd. and has been an employee of the Eaton Vance organization for more than five years. Mr. Tandon co-manages other Eaton Vance funds and portfolios, is a Managing Director of Morgan Stanley and MSIM Ltd., and has been an employee of the Eaton Vance organization for more than five years.

9.	The following paragraph replaces the last paragraph in the section titled “Emerging Markets Local Income Portfolio.” in “Management and Organization” in the Prospectus:

The portfolio managers of Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio are Patrick Campbell (since July 2022), Hussein Khattab (since December 31, 2024), Kyle Lee (since December 31, 2024), Federico Sequeda (since December 31, 2024), Brian Shaw (since June 2021) and Sahil Tandon (since December 31, 2024). Additional information about Messrs. Campbell, Khattab, Lee, Sequeda, Shaw and Tandon appears above.

10.	The following paragraph replaces the last paragraph in the section titled “Global Macro Portfolio.” in “Management and Organization” in the Prospectus:

The portfolio managers of Global Macro Absolute Return Fund and Global Macro Portfolio are Patrick Campbell (since June 2021), Hussein Khattab (since March 2022), Kyle Lee (since June 2021), Federico Sequeda (since June 2021), Brian Shaw (since December 31, 2024) and Sahil Tandon (since December 31, 2024). Additional information about Messrs. Campbell, Khattab, Lee, Sequeda, Shaw and Tandon appears above.

11.	The following paragraph replaces the last paragraph in the section titled “Global Macro Absolute Return Advantage Portfolio.” in “Management and Organization” in the Prospectus:

The portfolio managers of Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio are Patrick Campbell (since June 2021), Hussein Khattab (since March 2022), Kyle Lee (since June 2021), Federico Sequeda (since June 2021), Brian Shaw (since December 31, 2024) and Sahil Tandon (since December 31, 2024). Additional information about Messrs. Campbell, Khattab, Lee, Sequeda, Shaw and Tandon appears above.

12.	The following is added above the last paragraph under “Investment Advisory Services” in “Investment Advisory and Administrative Services” in the SAI:

Effective December 31, 2024, pursuant to investment sub-advisory agreements between Eaton Vance and Morgan Stanley Investment Management Limited (“MSIM Ltd.”) and BMR and MSIM Ltd. (collectively, the “MSIM Agreements”), Eaton Vance and BMR pay compensation to MSIM Ltd. for providing sub-advisory services to Global Sovereign Opportunities Fund, and Emerging Markets Local Income Fund, and each of their corresponding Portfolios, respectively.

13.	The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the SAI:

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of each Fund and Portfolio are listed below. The following table shows, as of the Funds’ and Portfolios’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Justin Bourgette(1)
Registered Investment Companies(2)	5	$5,472.2	0	$0
Other Pooled Investment Vehicles	3	$204.4	0	$0
Other Accounts	2	$144.4	0	$0
Patrick Campbell(1)(4)
Registered Investment Companies(2)	9	$13,580.0	0	$0
Other Pooled Investment Vehicles	4	$1,280.7	0	$0
Other Accounts	0	$0	0	$0
Hussein Khattab(4)
Registered Investment Companies(2)	4	$10,391.6	0	$0
Other Pooled Investment Vehicles	1	$148.7	0	$0
Other Accounts	0	$0	0	$0
Kyle Lee(1)(4)
Registered Investment Companies(2)	8	$10,752.5	0	$0
Other Pooled Investment Vehicles	2	$350.6	0	$0
Other Accounts	1	$37.6	0	$0
Federico Sequeda(4)
Registered Investment Companies(2)	10	$13,293.5	0	$0
Other Pooled Investment Vehicles	4	$932.0	0	$0
Other Accounts	1	$37.6	0	$0

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Brian Shaw(1)(4)
Registered Investment Companies(2)	10	$23,105.4	0	$0
Other Pooled Investment Vehicles	7	$2,346.3	0	$0
Other Accounts	1	$5.7	0	$0
Andrew Szczurowski(1)
Registered Investment Companies(2)	6	$11,795.5	0	$0
Other Pooled Investment Vehicles	2	$83.7	1	$60.4
Other Accounts	0	$0	0	$0
Sahil Tandon(3)(4)
Registered Investment Companies(2)	7	$3,042.5	0	$0
Other Pooled Investment Vehicles	2	$255.0	0	$0
Other Accounts	2	$43.4	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies and/or pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or separate pooled investments vehicles in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.

(2)       Includes the relevant Fund and Portfolio.

(3)       Effective December 31, 2024.

(4)       Information as of October 31, 2024.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended October 31, 2023 and in the Eaton Vance family of funds as of December 31, 2023. Interests in a Portfolio cannot be purchased by a portfolio manager.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Sovereign Opportunities Fund
Patrick Campbell	None	$50,001 - $100,000
Hussein Khattab(1)(2)	None	$100,001 - $500,000
Kyle Lee(1)(2)	$50,001 - $100,000	$500,001 - $1,000,000
Federico Sequeda(1)(2)	None	$100,001 - $500,000
Brian Shaw	None	$100,001 - $500,000
Sahil Tandon(1)	$50,001 - $100,000	$500,001 - $1,000,000
Emerging Markets Local Income Fund
Patrick Campbell	$10,001 - $50,000	$50,001 - $100,000
Hussein Khattab(1)(2)	None	$100,001 - $500,000
Kyle Lee(1)(2)	$50,001 - $100,000	$500,001 - $1,000,000
Federico Sequeda(1)(2)	None	$100,001 - $500,000
Brian Shaw	$10,001 - $50,000	$100,001 - $500,000
Sahil Tandon(1)(2)	None	$500,001 - $1,000,000

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Global Macro Absolute Return Fund
Patrick Campbell	None	$50,001 - $100,000
Hussein Khattab	None	$100,001 - $500,000
Kyle Lee	$50,001 - $100,000	$500,001 - $1,000,000
Federico Sequeda	None	$100,001 - $500,000
Brian Shaw(1)(2)	None	$100,001 - $500,000
Sahil Tandon(1)(2)	None	$500,001 - $1,000,000
Global Macro Absolute Return Advantage Fund
Patrick Campbell	None	$50,001 - $100,000
Hussein Khattab	None	$100,001 - $500,000
Kyle Lee	$50,001 - $100,000	$500,001 - $1,000,000
Federico Sequeda	$50,001 - $100,000	$100,001 - $500,000
Brian Shaw(1)(2)	None	$100,001 - $500,000
Sahil Tandon(1)(2)	None	$500,001 - $1,000,000
Strategic Income Fund
Justin Bourgette	$100,001 - $500,000	$100,001 - $500,000
Brian Shaw	$100,001 - $500,000	$100,001 - $500,000
Andrew Szczurowski	$500,001 - $1,000,000	Over $1,000,000

(1)	Effective December 31, 2024.
(2)	Ownership information as of October 31, 2024.

December 12, 2024	48564-00 12.12.24